UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

Gadsden Dynamic Multi-Asset ETF

Semi-Annual Report

March 31, 2022

GADSDEN DYNAMIC MULTI-ASSET ETF

GADSDEN DYNAMIC MULTI-ASSET ETF

Tabular Presentation of Schedule of Investments

As of March 31, 2022 (Unaudited)

Gadsden Dynamic Multi-Asset ETF

Sector[1]	% Net Assets
Investment Companies	90.7%
Mining, Quarrying, and Oil and Gas Extraction	3.5%
Transportation and Warehousing	1.1%
Retail Trade	0.8%
Manufacturing	0.7%
Other[2]	3.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Gadsden Dynamic Multi-Asset ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 6.1%

Coal Mining - 0.8%
7,973	Arch Resources, Inc.	$1,095,331

Oil and Gas Extraction - 1.6%
6,631	Chevron Corp.	1,079,726
10,907	ConocoPhillips	1,090,700
		2,170,426
Petroleum and Coal Products Manufacturing - 0.7%
11,694	Exxon Mobil Corp.	965,807

Pipeline Transportation of Natural Gas - 1.2%
58,619	Enterprise Products Partners LP	1,512,956

Uranium-Radium-Vanadium Ore Mining - 1.8%
82,396	Cameco Corp. ADR (a)	2,397,724
298,153	TOTAL COMMON STOCKS (Cost $5,342,038)	8,142,244

INVESTMENT COMPANIES - 90.7%
148,349	Aberdeen Standard Gold ETF Trust (b)	2,756,324
26,033	Aberdeen Standard Physical Precious Metals Basket Shares ETF (b)(c)	2,501,251
33,724	Consumer Staples Select Sector SPDR Fund	2,559,314
298,153	ELEMENTS Linked to the Rogers International Commodity Index - Agriculture Total Return ETN (a)(b)(c)	3,017,308
47,290	Energy Select Sector SPDR Fund	3,614,848
202,654	Invesco DB Base Metals Fund (b)(c)	5,236,579
199,473	Invesco DB Oil Fund (b)	3,454,872
370,483	Invesco DB US Dollar Index Bullish Fund (b)(c)	9,743,703
384,874	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	6,789,177
24,686	Invesco S&P 500 Equal Weight ETF	3,893,229
240,082	iShares Latin America 40 ETF (c)	7,296,092
32,931	KraneShares Global Carbon Strategy ETF	1,536,561
23,343	ProShares Bitcoin Strategy ETF (b)	666,676
388,597	ProShares Short 20+ Year Treasury (b)	6,874,281
77,407	ProShares Short 7-10 Treasury (b)	2,000,971
195,608	ProShares Short Russell2000 (b)(c)	4,326,849
66,498	Schwab Fundamental U.S. Large Company Index ETF	3,890,133
308,920	Schwab US TIPS ETF	18,754,533
120,737	SPDR S&P Metals & Mining ETF	7,399,971
60,685	United States 12 Month Oil Fund L.P. (b)	2,255,055
376,322	Vanguard Short-Term Inflation-Protected Securities ETF	19,271,450
16,936	Vanguard Utilities ETF	2,740,414
	TOTAL INVESTMENT COMPANIES (Cost $114,606,310)	120,579,591

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.0%
11,930,818	First American Government Obligations Fund - Class X, 0.19% (d)	11,930,818
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,930,818)	11,930,818

The accompanying notes are an integral part of these financial statements.

Gadsden Dynamic Multi-Asset ETF
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 3.2%
4,283,783	First American Government Obligations Fund - Class X, 0.19% (d)	$4,283,783
	TOTAL MONEY MARKET FUNDS (Cost $4,283,783)	4,283,783

	TOTAL INVESTMENTS (Cost $136,162,949) - 109.0%	144,936,436
	Other Liabilities in Excess of Assets - (9.0%)	(11,917,615)
	TOTAL NET ASSETS - 100.0%	$133,018,821

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Foreign Issued Security.
(b)	Non-Income producing security.
(c)	This security or a portion of this security was out on loan as of March 31, 2022. Total loaned securities had a market value of $11,695,206 as of March 31, 2022.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2022 (Unaudited)

Gadsden Dynamic Multi-Asset ETF
Assets:
Investments, at value	$144,936,436
Receivable for fund shares sold	982,887
Dividends and interest receivable	22,765
Securities lending income receivable (Note 4)	20,956
Total assets	145,963,044
Liabilities:
Collateral received for securities loaned (Note 4)	11,930,818
Payable for investment securities purchased	948,352
Accrued investment advisory fees	65,053
Total liabilities	12,944,223
Net Assets	$133,018,821

Net Assets Consist of:
Capital stock	$133,560,315
Total distributable earnings (accumulated deficit)	(541,494)
Net Assets:	$133,018,821

Calculation of Net Asset Value Per Share:
Net Assets	$133,018,821
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	4,060,000
Net Asset Value per Share	$32.76

Cost of Investments	$136,162,949

The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2022 (Unaudited)

Gadsden Dynamic Multi-Asset ETF
Investment Income:
Dividend income (net of foreign withholding tax of $894)	$2,655,197
Securities lending income	41,900
Interest income	661
Total investment income	2,697,758

Expenses:
Investment advisory fees	361,873
Total expenses	361,873

Net investment income	2,335,885

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(2,638,435)
Foreign currency	7,321
(2,631,114)
Net change in unrealized appreciation on:
Investments	8,528,064
8,528,064
Net realized and unrealized gain on investments:	5,896,950
Net increase in net assets resulting from operations	$8,232,835

The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

STATEMENT OF CHANGES IN NET ASSETS

	Gadsden Dynamic Multi-Asset ETF
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Period Ended September 30, 2021(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,335,885	$730,235
Net realized gain (loss) on investments	(2,631,114)	17,458,019
Net change in unrealized appreciation (depreciation) on investments	8,528,064	(9,472,366)
Net increase in net assets resulting from operations	8,232,835	8,715,888

Distributions to Shareholders:
Net investment income	(2,164,740)	(658,286)
Return of capital	-	(84,621)
Total distributions	(2,164,740)	(742,907)

Capital Share Transactions:
Proceeds from shares sold	51,817,563	185,231,199
Payments for shares redeemed	(41,871,446)	(159,671,241)
Transaction Fees (See Note 1)	-	192
Net increase in net assets from net change in capital share transactions	9,946,117	25,560,150
Total increase in net assets	16,014,212	33,533,131
Net Assets:
Beginning of period	117,004,609	83,471,478
End of period	$133,018,821	$117,004,609

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,750,000	2,950,000
Shares sold	1,610,000	5,880,000
Shares repurchased	(1,300,000)	(5,080,000)
Shares outstanding, end of period	4,060,000	3,750,000

(1)	Fund moved to Alpha Architect ETF Trust on November 1, 2020.

The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

FINANCIAL HIGHLIGHTS

For the Period Ended March 31, 2022 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distribution	Total Distributions	Transaction Fees (See Note 1)		Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Gadsden Dynamic Multi-Asset ETF(6)
Six Months Ended March 31, 2022 (Unaudited)	$31.20	0.61	1.52	2.13	(0.57)	-	-	(0.57)	(0.00	)(7)	$32.76	6.90%	$133,019	0.59%	3.81%	104%
November 1, 2020 to September 30, 2021(8)	$28.30	0.21	2.91	3.12	(0.19)	-	(0.03)	(0.22)	(0.00	)(7)	$31.20	10.13%	$117,005	0.59%	0.73%	99%
Year Ended October 31, 2020	$25.99	0.24	2.68	2.92	(0.28)	(0.33)	-	(0.61)	(0.00	)(7)	$28.30	11.46%	$83,471	0.59%	0.91%	536%
November 14, 2018(9) to October 31, 2019	$25.00	0.47	0.95	1.42	(0.43)	-	-	(0.43)	(0.00	)(7)	$25.99	5.79%	$30,542	0.59%	1.95%	369%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.

(6)	Net and gross expenses do not include expenses of the investment companies in which the Fund invests.

(7)	Rounds to less than $.005.

(8)	Gadsden Dynamic Multi-Asset ETF previously used an October 31st fiscal year end. The Fund moved to the Alpha Architect ETF Trust on November 1, 2020 and subsequently changed to September 30th fiscal year end.

(9)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2022 (UNAUDITED)

NOTE 1 – ORGANIZATION

Gadsden Dynamic Multi-Asset ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund commenced operations on November 14, 2018 and became a series of the Trust via a merger on November 2, 2020. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek total return.

As noted above, the Fund is the successor to the Gadsden Dynamic Multi-Asset ETF (the “Predecessor Fund”), a series of ETF Series Solutions, which had the same investment objective as the Fund. Gadsden, LLC (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Fund. On October 13, 2020, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund. Effective as of prior to the open of business on November 2, 2020, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received, and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) or its affiliates. The fiscal year end of the Predecessor Fund was October 31. In contrast, the fiscal year end of the Fund is September 30. Operations prior to November 1, 2020 were for the Predecessor Fund. As of November 1, 2020, the net assets of the Predecessor Fund were $83,471,478, including $9,717,792 of net unrealized appreciation and $5,515,905 of total distributable earnings, and the shares outstanding were 2,950,000, all of which were transferred into the Fund at NAV at the closing of the reorganization.

The primary purpose of the reorganization was to move the Predecessor Fund from ETF Series Solutions Trust to the Trust, which the Sub-Adviser believed would allow the Sub-Adviser to focus its marketing and distribution efforts on the Fund while leveraging additional resources provided by the Trust

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in asset classes that the Fund’s portfolio managers believe offer the most attractive combined risk/return opportunities. The term “asset classes” generally includes, among others, U.S. equities, foreign securities, currencies, bonds, and real estate investment trusts (REITs). Generally, the Sub-Adviser selects investments for the Fund’s portfolio based on its long-term view of macroeconomic factors. That is considered a “strategic” approach. Through that approach, the Fund’s portfolio will generally have exposure to a variety of asset classes, geographies, and market capitalizations. Additionally, for a portion of the Fund’s portfolio, the Sub-Adviser may seek to change the Fund’s investment portfolio based on its short-term view of the markets, which is referred to as a “tactical” approach.

Shares of the Gadsden Dynamic Multi-Asset ETF are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).

An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the Fund did not hold any “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Gadsden Dynamic Multi-Asset ETF
Assets*
Common Stocks	$8,142,244	$-	$-	$8,142,244
Investment Companies	120,579,591	-	-	120,579,591
Investments Purchased with Proceeds from Securities Lending	11,930,818	-	-	11,930,818
Money Market Funds	4,283,783	-	-	4,283,783
Total Investments in Securities	$144,936,436	$-	$-	$144,936,436

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

D.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year period ended March 31, 2022, the Fund did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2022, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

J.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

K.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. No reclassifications were made for the fiscal period ended March 31, 2022.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC d/b/a EA Advisers serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services), and other non-routine or extraordinary expenses.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

At a Board meeting held on July 28, 2020, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement for an initial two-year term. Per the Advisory Agreement, the Fund pays an annual rate of 0.59% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration was included in the Fund’s annual report dated September 30, 2021.

NOTE 4 – SECURITIES LENDING

On October 1, 2021, the Board approved the use of securities lending. The Fund may lend up to 33.3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the Fund were as follows:

	Value of	Payable for
	Securities	Collateral
	on Loan	Received*
Gadsden Dynamic Multi-Asset ETF	$11,695,206	$11,930,818

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) for the Fiscal Period.

Gadsden Dynamic Multi-Asset ETF	$41,900

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2022, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Gadsden Dynamic Multi-Asset ETF	$161,623,678	$125,404,766

For the fiscal period ended March 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Gadsden Dynamic Multi-Asset ETF	$11,724,591	$41,448,358

For the fiscal period ended March 31, 2022, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Gadsden Dynamic Multi-Asset ETF	$1,939,311	$819,538

There were no purchases or sales of U.S. Government securities during the fiscal period.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

NOTE 6 – TRANSACTIONS WITH AFFILIATES

The Gadsden Dynamic Multi-Asset ETF’s transactions with affiliates represent holdings for which it and the Alpha Architect ETFs have the same investment adviser. The Gadsden Dynamic Multi-Asset ETF had the following transactions with such affiliated investee funds during the fiscal period ended March 31, 2022:

Alpha Architect U.S. Quantitative Value ETF
Value, Beginning of Period	$3,473,210
Purchases	1,714,668
Proceeds from Sales	(5,392,014)
Net Realized Gains (Losses)	455,777
Change in Unrealized Appreciation (Depreciation)	(251,641)
Value, End of Period	-
Dividend Income	39,974

Alpha Architect U.S. Quantitative Value ETF
Shares, Beginning of Period	101,541
Number of Shares Purchased	46,216
Number of Shares Sold	(147,757)
Shares, End of Period	-

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2022 were as follows:

Gadsden Dynamic Multi-Asset ETF
Tax cost of Investments	$116,697,475
Gross tax unrealized appreciation	2,698,139
Gross tax unrealized depreciation	(2,338,813)
Net tax unrealized appreciation (depreciation)	$359,326
Undistributed ordinary income	-
Undistributed long-term gain	-
Total distributable earnings	-
Other accumulated gain (loss)	(6,968,913)
Total accumulated gain (loss)	$(6,609,587)

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal period ended September 30, 2021, the Fund did not defer any qualified late year losses.

At September 30, 2021, the Fund had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Gadsden Dynamic Multi-Asset ETF	$(6,732,081)	$(223,164)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2022 and fiscal period ended September 30, 2021 were as follows:

	Fiscal Period Ended March 31, 2022	Fiscal Period Ended September 30, 2021
	Ordinary Income	Ordinary Income	Return of Capital
Gadsden Dynamic Multi-Asset ETF	$2,164,740	$658,286	$84,621

NOTE 9 – OTHER INFORMATION

Effective March 31, 2021, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar remains the Fund’s distributor after the close of the transaction, as approved by the Board on September 15, 2021.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2022, that materially impacted the amounts or disclosures in the Fund’s financial statements.

On April 19, 2022, the Board of Trustees approved the renaming of the Trust to EA Series Trust.

On April 19, 2022, the Board of Trustees approved a new officer of the Trust. As of April 21, 2022, Sean Hegarty is the Assistant Treasurer and Liquidity Risk Management Program Administrator for the EA Series Trust.

On May 2, 2022 the minimum fixed creation fee increased from $250 to $300 for the Fund.

GADSDEN DYNAMIC MULTI-ASSET ETF

EXPENSE EXAMPLE

MARCH 31, 2022 (UNAUDITED)

As a shareholder of the Gadsden Dynamic Multi-Asset ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2021 to March 31, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized	Beginning Account Value	Ending Account Value	Expenses Paid During Period October 1, 2021 to
	Expense Ratio	October 1, 2021	March 31, 2022	March 31, 2022
Gadsden Dynamic Multi-Asset ETF[1]
Actual	0.59%	$1,000.00	$1,069.00	$3.04
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,021.99	2.97

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

GADSDEN DYNAMIC MULTI-ASSET ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund,” and collectively, the “Funds”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of that Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the October 1, 2021, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

GADSDEN DYNAMIC MULTI-ASSET ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended September 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Gadsden Dynamic Multi-Asset ETF	95.53%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Gadsden Dynamic Multi-Asset ETF	34.37%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

GADSDEN DYNAMIC MULTI-ASSET ETF

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 19 E. Eagle Road, Havertown, PA 19083	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	19	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 19 E. Eagle Road, Havertown, PA 19083	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	19	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 19 E. Eagle Road, Havertown, PA 19083	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present); Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present)	19	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

GADSDEN DYNAMIC MULTI-ASSET ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at http://www.gadsdenfunds.com/ daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.gadsdenfunds.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Fund’s website at http://www.gadsdenfunds.com/.

PRIVACY POLICY (UNAUDITED)

Alpha Architect ETF Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC d/b/a EA Advisers
19 East Eagle Road Havertown, PA 19083

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Practus, LLC 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

Gadsden Dynamic Multi-Asset ETF
Symbol – GDMA CUSIP – 26922A354

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	June 3, 2022

By (Signature and Title)*	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	June 3, 2022

* Print the name and title of each signing officer under his or her signature.